STOCK OPTION PLAN AND WARRANTS (Details Textual) (USD $)	0 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Oct. 15, 2009	Dec. 31, 2014	Jan. 18, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance		5,953,227		5,038,512		5,693,322
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		178,471
Class of Warrant or Right, Outstanding		327,273
2009 Option Plan [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period	1,500,000	877,694
2010 Option Plan [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period			1,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Additional Shares Authorized				13,000,000	3,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance		5,075,533